Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Results of Operations (Unaudited)
Net sales	$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Gross profit	481	455	431	390	406	372	367	275	1,757	1,420
Earnings (loss) before taxes	268	50	112	84	92	50	192	(209)	514	125	346
Net earnings attributable to Ball Corporation	$ 159	$ 48	$ 99	$ 68	$ 52	$ 31	$ 307	$ (127)	$ 374	$ 263	$ 281
Basic earnings (loss) per share (in dollars per share)	$ 0.45	$ 0.14	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.08	$ (0.45)	$ 1.07	$ 0.83	$ 1.02
Diluted earnings (loss) per share (in dollars per share)	$ 0.45	$ 0.13	$ 0.28	$ 0.19	$ 0.15	$ 0.09	$ 1.06	$ (0.45)	$ 1.05	$ 0.81	$ 1.00
Depreciation and amortization related to cost of sales									$ 510	$ 345